Trade and Other Receivables - Schedule of Aging of Gross Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 1,103	$ 1,097
Current-30 days [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	950	950
Past due 31-60 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	31	42
Past due 61-90 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	38	27
Past due 91-180 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	42	37
Past due >180 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 42	$ 41